SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Federal income taxes at statutory rate	21.00%	21.00%
State income taxes at statutory rate	7.50%	7.50%
Temporary differences	8.92%	0.38%
Permanent differences	(5.24%)	(0.98%)
Change in valuation allowance	(32.18%)	(27.90%)
Totals	0.00%	0.00%